RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated statement of shareholders' equity misstatements is listed (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
BALANCE at the beginning	¥ 4,237,368	¥ 2,763,064	¥ 2,146,429
Net Income (Loss)	846,784	626,959	611,918
Net loss attributable to the noncontrolling interests	(559)	(789)	(524)
Translation gain (loss)	(11,905)	10,512	5,241
BALANCE at the end	¥ 5,030,713	4,237,368	2,763,064
As Previously Reported
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
BALANCE at the beginning		2,742,933	2,201,067
Net Income (Loss)			537,005
Net loss attributable to the noncontrolling interests			(523)
Translation gain (loss)			5,384
BALANCE at the end			2,742,933
Adjustment
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
BALANCE at the beginning		¥ 20,131	(54,638)
Net Income (Loss)			74,913
Net loss attributable to the noncontrolling interests			(1)
Translation gain (loss)			(143)
BALANCE at the end			¥ 20,131